Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2016
Going Concern
Going Concern

NOTE 4 – Prepaid Expenses and Other Current Assets

As of June 30, 2016 and 2015, prepaid expenses and other current assets consist of the following:

	2016	2015
Prepaid officers compensation	$1,334,261	$988,026
Prepaid directors compensation	323,855	-
Prepaid marketing expenses	33,000	-
Other prepaid expenses and current assets	25,435	-
Total	$1,716,551	$988,026